Account Payable and Accrued Liability	12 Months Ended
Dec. 31, 2023
Account Payable and Accrued Liability [Abstract]
ACCOUNT PAYABLE AND ACCRUED LIABILITY

Note 7 - ACCOUNT PAYABLE AND ACCRUED LIABILITY

Out of the total balance of $2,808,409, the account payable balance of $2,781,520 represents the payable to Taiwan Xinding Biological Research and Development Co., Ltd, for the purchase of Cultivation facilities. Total value of the purchased Cultivation facilities was $3,076,235.